III - Schedule of Real Estate and Accumulated Depreciation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Gross carrying amount at the end of the year	$ 1,662.3	$ 1,655.9	$ 1,627.1
Accumulated Depreciation	(1,052.7)	(990.0)	(911.0)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the beginning of the year	1,655.9	1,627.1	1,607.3
Additions for construction of / improvements to structures	50.6	47.0	43.9
Assets sold or written-off	(14.9)	(32.3)	(8.9)
Foreign exchange	(29.3)	14.1	(15.2)
Balance at the end of the year	1,662.3	1,655.9	1,627.1
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the beginning of the year	990.0	911.0	827.1
Depreciation	97.5	98.8	101.3
Foreign exchange	(21.1)	9.9	(10.2)
Assets sold or written off	(13.7)	(29.7)	(7.2)
Balance at the end of the year	1,052.7	990.0	911.0
UNITED STATES
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	45,094
Encumbrances	0
Gross carrying amount at the end of the year	1,266.6
Accumulated Depreciation	(768.0)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	1,266.6
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	768.0
CANADA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	6,054
Encumbrances	0
Gross carrying amount at the end of the year	348.7
Accumulated Depreciation	(258.3)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	348.7
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	258.3
MEXICO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	4,657
Encumbrances	0
Gross carrying amount at the end of the year	33.1
Accumulated Depreciation	(20.5)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	33.1
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	20.5
ARGENTINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	585
Encumbrances	0
Gross carrying amount at the end of the year	1.9
Accumulated Depreciation	(0.6)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	1.9
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	0.6
BRAZIL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	771
Encumbrances	0
Gross carrying amount at the end of the year	5.7
Accumulated Depreciation	(0.9)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	5.7
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	0.9
URUGUAY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	156
Encumbrances	0
Gross carrying amount at the end of the year	2.0
Accumulated Depreciation	(1.1)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	2.0
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	1.1
CHILE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	890
Encumbrances	0
Gross carrying amount at the end of the year	4.3
Accumulated Depreciation	(3.3)
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	4.3
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	$ 3.3
Minimum | UNITED STATES
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | CANADA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | MEXICO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | ARGENTINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | BRAZIL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | URUGUAY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | CHILE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Maximum | UNITED STATES
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | CANADA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | MEXICO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | ARGENTINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | BRAZIL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | URUGUAY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | CHILE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Assets
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Assets Which Exceed Concentration Risk %	0
Concentration Risk, Percentage	5.00%